INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Significant Components of Deferred Tax Assets
	As of December 31,
	2 0 2 2	2 0 2 1

Deferred tax assets:
Net operating loss carryforwards	1,080	501
Tax credits carryforward	1,610	1,052
Reserve and allowances, mainly research and development expenses carryforward	20,234	8,692
Operating lease liabilities	3,178	1,627
Deferred tax assets before valuation allowance	26,102	11,872
Valuation Allowance	(2,098)	(1,737)
Deferred tax assets after valuation allowance	24,004	10,135

Deferred tax liabilities:
Convertible senior notes	-	(1,444)
Operating lease right-of-use assets	(2,631)	(1,300)
Intangible assets	(349)	(578)
Reserve and allowances	(927)	(652)
Deferred tax liabilities	(3,907)	(3,974)

Deferred tax assets, net	20,097	6,161

Schedule of Presentation in Balance Sheets for Deferred Taxes
	Year ended December 31,
	2 0 2 2	2 0 2 1

Domestic	8,683	3,414
Foreign	11,414	2,747
	20,097	6,161

Schedule of Israel and International Components of Income before Taxes
	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0

Domestic	121,076	76,400	42,164
Foreign (mainly US)	37,333	32,853	14,332
	158,409	109,253	56,496

Schedule of Israel and International Components of Income Taxes
	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0

Domestic	15,868	12,297	7,238
Foreign (mainly US)	2,328	3,855	1,351
	18,196	16,152	8,589

Current	32,323	19,311	9,620
Deferred	(14,127)	(3,159)	(1,031)
	18,196	16,152	8,589

Schedule of Reconciliation of Theoretical and Actual Tax Expense
	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0

Income before taxes on income	158,409	109,253	56,496
Statutory tax expenses	19,009	13,110	6,780
Effect of non-benefited income New Technological or Preferred Enterprises statuses in Israel	335	88	130
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes, net	(1,131)	(448)	(199)
Change in tax reserve for uncertain tax positions	(51)	(713)	1,806
Effect of foreign operations taxed at various rates	3,477	3,249	1,381
Foreign Derived Intangible Income benefit	(2,483)	(1,785)	(526)
Tax credits	(1,640)	(1,592)	(1,526)
Trapped Profits agreement net effect	-	3,716	-
Adjustments for previous year’s tax	(172)	(113)	249
Change in valuation allowance	692	601	413
Other	160	39	81
	(813)	3,042	1,809
Actual tax expenses	18,196	16,152	8,589

Schedule of Uncertain Tax Positions

	As of December 31,
	2 0 2 2	2 0 2 1

Balance at the beginning of the year	8,135	11,080
Increase related to prior year tax positions	-	271
Decrease related to prior year tax positions	(1,099)	(4,403)
Increase related to current year tax positions	1,709	1,187
Balance at the end of the year*	8,745	8,135

* The amounts for the years ended December 31, 2022 and 2021 includes $2,590 and $2,412 unrecognized tax benefits, respectively, which are presented as a reduction from deferred tax assets, see Note 15e.